Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity.
Schedule of dividends paid

Full Year	Approved by	Description	Dividend	Payout date	Payment	Total
			per share		method	(in millions
			(in euro)			of euros)
2022	Board of Directors Meeting on July 27, 2022	2022 interim dividend	0.30	December 7, 2022	Cash	797
	Shareholders' Meeting on May 19, 2022	Balance for 2021	0.40	June 9, 2022	Cash	1,063
Total dividends paid in 2022						1,861
2021	Board of Directors Meeting on July 28, 2021	2021 interim dividend	0.30	December 15, 2021	Cash	797
	Shareholders' Meeting on May 18, 2021	Balance for 2020	0.50	June 17, 2021	Cash	1,330
Total dividends paid in 2021						2,127
2020	Board of Directors Meeting on October 28, 2020	2020 interim dividend	0.40	December 9, 2020	Cash	1,064
	Shareholders' Meeting on May 19, 2020	Balance for 2019	0.20	June 4, 2020	Cash	532
Total dividends paid in 2020						1,595
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders' Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857

Schedule of issues and purchases of subordinated notes

Initial issue date	Initial	Initial	Initial	Rate	December	Issue	December	Issue	December	Residual
	nominal	nominal	currency		31, 2020	Redemp-	31, 2021	Redemp-	31, 2022	nominal
	value	value			(in millions	tion	(in millions	tion	(in millions	value
	(in millions	(in millions			of euros)		of euros)		of euros)	(in millions
	of currency)	of euros)								of currency)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	1,000	—	1,000	—	1,000	1,000
2/7/2014	650	782	GBP	5.88%	514	(514)	—	—	—	—
10/1/2014	1,000	1,000	EUR	4.00%	118	(118)	—	—	—	—
10/1/2014	1,250	1,250	EUR	5.00%	1,250	—	1,250	—	1,250	1,250
10/1/2014	600	771	GBP	5.75%	721	(174)	547	(547)	—	—
4/15/2019	1,000	1,000	EUR	2.38%	1,000	—	1,000	—	1,000	1,000
9/19/2019	500	500	EUR	1.75%	500	—	500	—	500	500
10/15/2020	700	700	EUR	1.75%	700	—	700	—	700	700
5/11/2021	500	500	EUR	1.38%	—	500	500	—	500	500
Issues and purchases of subordinated notes					5,803	(306)	5,497	(547)	4,950

Schedule of remuneration of subordinated notes

					2022		2021		2020
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(53)	(53)	(53)	(53)
2/7/2014	650	782	GBP	5.88%	—	—	(32)	(36)	(47)	(55)
10/1/2014	1,000	1,000	EUR	4.00%	—	—	(3)	(3)	(21)	(21)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(41)	(49)	(33)	(38)	(36)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	(24)	(24)
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(9)	(9)	(4)	(4)
10/15/2020	700	700	EUR	1.75%	(12)	(12)	(12)	(12)	—	—
5/11/2021	500	500	EUR	1.38%	(7)	(7)	—	—	—	—
Subordinated notes remuneration classified in equity						(215)		(238)	—	(258)
Coupons on subordinated notes reclassified as short-term borrowings						2		—	—	(21)
Subordinated notes remuneration paid						(213)		(238)	—	(279)

Schedule of translation adjustment

(in millions of euros)	2022	2021	2020
Gain (loss) recognized in other comprehensive income during the period	(370)	196	(414)
Reclassification to net income for the period	(4)	4	0
Total translation adjustments	(374)	200	(414)

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Polish zloty	603	645	668
Egyptian pound(1)	(730)	(444)	(503)
Slovak Koruna	220	220	220
Leone	(217)	(150)	(143)
Other	(134)	(155)	(327)
Total translation adjustments	(258)	116	(85)
o/w share attributable to the owners of the parent company	(455)	(96)	(256)
o/w share attributable to non-controlling interests	198	211	171

(1)	Includes the effects of the devaluation of the Egyptian pound in 2022.

Schedule of non-controlling interests

(in millions of euros)	2022	2021	2020
Credit part of net income attributable to non-controlling interests (a)	509	577	297
o/w sub-group Sonatel	269	243	197
o/w group Orange Polska	94	222	—
o/w sub-group Orange Côte d'Ivoire	50	53	43
o/w Médi Telecom	33	19	10
o/w Jordan Telecom	29	16	11
o/w group Orange Belgium	20	12	26
Debit part of net income attributable to non-controlling interests (b)	(38)	(33)	(63)
o/w sub-group Romania	(33)	—	—
o/ w Orange Bank	—	(22)	(51)
o/ w group Orange Polska	—	—	(3)
Total part of net income attributable to non-controlling interests (a) + (b)	471	545	233
Credit part of comprehensive income attributable to non-controlling interests (a)	524	612	256
o/w sub-group Sonatel	263	263	176
o/w group Orange Polska	114	215	—
o/w sub-group Orange Côte d'Ivoire	52	55	39
o/w Jordan Telecom	39	27	—
o/w Médi Telecom	24	23	—
o/w group Orange Belgium	19	13	25
Debit part of comprehensive income attributable to non-controlling interests (b)	(37)	(31)	(98)
o/w sub-group Romania	(31)	—	—
o/ w Orange Bank	—	(22)	(50)
o/w group Orange Polska	—	—	(35)
o/ w Jordan Telecom	—	—	(3)
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	487	580	158

(in millions of euros)	2022	2021	2020
Dividends paid to non-controlling interests	328	218	225
o/w sub-group Sonatel	185	166	165
o/w sub-group Orange Côte d'Ivoire	51	29	9
o/w Orange Polska	35	—	—
o/w Médi Telecom	33	—	24
o/w Jordan Telecom	18	11	9
o/w group Orange Belgium	—	7	14

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Credit part of equity attributable to non-controlling interests (a)	3,183	3,030	2,653
o/w group Orange Polska	1,250	1,170	953
o/w sub-group Sonatel	907	826	755
o/w sub-group Orange Côte d'Ivoire	253	257	230
o/w sub-group Romania(1)	217	267	—
o/w Jordan Telecom	193	171	154
o/w Médi Telecom	140	148	127
o/w group Orange Belgium	155	138	285
Debit part of equity attributable to non-controlling interests (b)	(11)	(10)	(10)
Total equity attributable to non-controlling interests (a) + (b)	3,172	3,020	2,643

(1)	Includes the effect of the integration of Telekom Romania Communications from 30 September, 2021.

In 2022, there were no significant changes in the scope of non-controlling interests.

In 2021, the main movements in non-controlling interests related to the purchase of Orange Belgium minority interests, mainly under the public tender offer launched in April 2021, as well as the purchase of the remaining minority interests in Orange Bank and the acquisition of 54% of Telekom Romania Communications by Orange Romania in September 2021 (see Note 3.2).

Schedule of earnings per share

(in millions of euros)	2022	2021	2020
Net income - basic	2,146	233	4,822
Effect of subordinated notes	(200)	(225)	(255)
Net income attributable to the owners of the parent company - basic (adjusted)	1,946	8	4,567
Impact of dilutive instruments:
TDIRA	12	—	9
Net income attributable to the owners of the parent company - diluted	1,957	8	4,577

Number of shares

The weighted average number of shares used to calculate the basic and diluted earnings per share is presented below:

(number of shares)	2022	2021	2020
Weighted average number of ordinary shares outstanding	2,658,328,369	2,656,981,542	2,656,122,534
Impact of dilutive instruments on number of ordinary shares:
TDIRA	27,269,551	—	26,945,386
Free share award plans (LTIP)	1,233,198	776,743	720,936
Weighted average number of shares outstanding - diluted	2,686,831,119	2,657,758,285	2,683,788,856

The average market price of the Orange share is higher than the fair value adopted under the free share award plans for all periods presented (see Note 6.3). The number of shares corresponding to this difference was thus dilutive at the reporting date of the periods presented.

At December 31, 2022 (as at December 31, 2020), the TDIRAs were included in the calculation of diluted net earnings per share since they are dilutive. At December 31, 2021, the TDIRAs were not included in the calculation of diluted net earnings per share (lower consolidated net income in 2021) since they were anti-dilutive.

Earnings per share

(in euros)	2022	2021	2020
Earning per share - basic	0.73	0.00	1.72
Earning per share diluted	0.73	0.00	1.71

Schedule of payments received by note holders

					2022		2021		2020
	Initial nominal value	Initial nominal value	Initial
Initial issue date	(in millions of currency)	(in millions of euros)	currency	Rate	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)	(in millions of currency)	(in millions of euros)
2/7/2014	1,000	1,000	EUR	4.25%	—	—	—	—	—	—
2/7/2014	1,000	1,000	EUR	5.25%	(53)	(53)	(53)	(53)	(53)	(53)
2/7/2014	650	782	GBP	5.88%	—	—	(32)	(36)	(47)	(55)
10/1/2014	1,000	1,000	EUR	4.00%	—	—	(3)	(3)	(21)	(21)
10/1/2014	1,250	1,250	EUR	5.00%	(63)	(63)	(63)	(63)	(63)	(63)
10/1/2014	600	771	GBP	5.75%	(41)	(49)	(33)	(38)	(36)	(39)
4/15/2019	1,000	1,000	EUR	2.38%	(24)	(24)	(24)	(24)	(24)	(24)
9/19/2019	500	500	EUR	1.75%	(9)	(9)	(9)	(9)	(4)	(4)
10/15/2020	700	700	EUR	1.75%	(12)	(12)	(12)	(12)	—	—
5/11/2021	500	500	EUR	1.38%	(7)	(7)	—	—	—	—
Subordinated notes remuneration classified in equity						(215)		(238)	—	(258)
Coupons on subordinated notes reclassified as short-term borrowings						2		—	—	(21)
Subordinated notes remuneration paid						(213)		(238)	—	(279)